Subsequent Events (Details) - USD ($)				1 Months Ended
	Jan. 08, 2024	Dec. 01, 2023	Oct. 31, 2023	Mar. 31, 2024	Mar. 27, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Additional cash deposited in Trust Account		$ 162,500	$ 162,500
Funds withdrawn from trust account reserved to payment of taxes						$ 75,773	$ 0
Subsequent Event [Member]
Subsequent Events [Abstract]
Additional cash deposited in Trust Account	$ 103,055			$ 34,352
Funds withdrawn from trust account reserved to payment of taxes					$ 75,773